Benefit Plans - Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 7,558	$ 7,215
Accumulated benefit obligation	6,405	6,168
Fair value of plan assets	$ 7,744	$ 6,522